Other assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Assets [Abstract]
Summary of Other Assets

	December 31, 2020	December 31, 2019	January 1, 2019
Restricted cash	-	3,309	3,128
Security deposits	3,143	3,164	2,525
Investments in equity securities	9,727	1,071	1,098
Indemnification asset	4,736	-	-
Other	6,293	1,111	1,304
Promissory note	-	19,105	16,630
	23,899	27,760	24,685
Presented as :
Current other assets	-	19,105	-
Non-current other assets	23,899	8,655	24,685